SEGMENTED INFORMATION - Capital Expenditure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital Expenditure
Capital expenditures	$ 1,538,237	$ 896,998
Operating segment | LaRonde mine
Capital Expenditure
Capital expenditures	152,584	138,784
Operating segment | LaRonde Zone 5 mine
Capital Expenditure
Capital expenditures	22,893	16,953
Operating segment | Goldex mine
Capital Expenditure
Capital expenditures	61,401	48,696
Operating segment | Meliadine mine
Capital Expenditure
Capital expenditures	155,100	150,229
Operating segment | Kittila mine
Capital Expenditure
Capital expenditures	106,369	123,152
Operating segment | Canadian Malartic Complex
Capital Expenditure
Capital expenditures	195,413	130,544
Operating segment | Meadowbank Complex
Capital Expenditure
Capital expenditures	141,451	152,163
Operating segment | Detour Lake mine
Capital Expenditure
Capital expenditures	394,132
Operating segment | Macassa mine
Capital Expenditure
Capital expenditures	122,473
Operating segment | Fosterville mine
Capital Expenditure
Capital expenditures	94,712
Operating segment | Pinos Altos mine
Capital Expenditure
Capital expenditures	53,270	49,422
Operating segment | La India mine
Capital Expenditure
Capital expenditures	16,391	20,601
Operating segment | Exploration
Capital Expenditure
Capital expenditures	14,332	50,958
Corporate and others | Southern Business
Capital Expenditure
Capital expenditures	$ 7,716	$ 15,496